(Loss)/earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
(Loss)/earnings per share
Schedule of (loss)/earnings per share

	As of 31 December
	2024	2023 (Restated)	2022
	USD	USD	USD
(Loss)/profit from continuing operations for the year attributable to equity holders of the Parent Company	(11,065,062)	13,132,766	(98,506,318)
Profit/(loss) from discontinued operations for the year attributable to equity holders of the Parent Company	795,369	(10,076,290)	(25,073,130)

Weighted average number of ordinary shares outstanding during the year for basic EPS	8,656,553	6,785,700	6,785,700

Weighted average number of ordinary shares adjusted for the effect of dilution	8,656,553	11,026,477	11,026,477

(Loss)/profit per share attributable to equity holders of the Parent Company from continuing operations – basic	(1.28)	1.94	(14.52)

(Loss)/profit per share attributable to equity holders of the Parent Company from continuing operations – diluted	(1.28)	1.19	(14.52)

(Loss)/profit per share attributable to equity holders of the Parent Company – basic	(1.19)	0.45	(18.21)

(Loss)/profit per share attributable to equity holders of the Parent Company – Diluted	(1.19)	0.28	(18.21)